Condensed Consolidated Statements of Cash Flows (Q3) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (32,367)	$ (69,463)	$ (54,573)	$ (80,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	147	59	91	98
Amortization of right-of-use assets	603	519	710	530
Amortization of debt issuance costs	0	1,884	1,884	7,661
Stock-based compensation	667	10,019	12,041	4,716
PPP Loan forgiveness	0	(905)	(905)	0
Change in fair value of convertible notes	0	7,469	7,469	11,353
Change in fair value of Series C convertible preferred stock	0	3,592	3,592	264
Change in fair value of warrant liability	(90)	3,191	2,919	4,910
Earnings from equity method investment	(151)	(76)	96	71
Distribution from equity investment	0	36	3	106
Changes in operating assets and liabilities:
Grants receivable	806	0	(806)	440
Prepaid expenses and other current assets	194	4,050	4,016	(2,020)
Other assets	31	(33)	(106)	0
Accounts payable	(2,529)	2,072	(866)	(5,607)
Accrued expenses	1,689	2,182	11	3,709
Lease liabilities	(663)	(506)	(713)	(560)
Deferred revenue	(2,301)	(2,371)	(27,506)	29,807
Net cash used in operating activities	(33,964)	(38,281)	(52,643)	(22,888)
Cash flows from investing activities:
Purchases of fixed assets	0	(346)	(382)	(41)
Net cash used in investing activities	0	(346)	(382)	(41)
Cash flows from financing activities:
Net proceeds from issuance of common stock upon initial public offering and Concurrent Private Placement, net of discount and commissions	0	110,560	107,487	(522)
Payment of deferred offering costs	0	(3,073)
Fractional share payments related to the forward stock split	0	(10)	(10)	0
Taxes paid related to net share settlement upon vesting of restricted stock awards	(2)	(2,458)	(2,458)	(36)
Proceeds from RSU settlement	0	21	18	0
Payment of financing obligation	(43)	0	(9)
Exercise of warrants	0	861	861	751
Exercise of stock options	0	866	980	47
Net cash (used in) provided by financing activities	(45)	106,767	107,171	52,409
Effect of foreign currency on cash	396	(11)	3	(444)
Net (decrease) increase in cash and cash equivalents	(33,613)	68,129	54,149	29,036
Cash and cash equivalents at the beginning of the period	88,756	34,607	34,607	5,571
Cash and cash equivalents at the end of the period	55,143	102,736	88,756	34,607
Supplemental disclosure of cash flow information:
Cash paid for interest			7	0
Supplemental disclosure of noncash investing and financing activities:
Retirement of treasury stock			4,210	0
Issuance of broker warrants with Series C convertible preferred stock			0	1,412
Accrued interest premium for Series C convertible preferred stock			0	295
Right-of-use assets obtained in exchange for operating lease liabilities	0	624	624	88
Convertible notes issued in receivable			0	5,000
Deferred offering costs in accrued expenses or accounts payable			0	1,443
Fixed assets purchased in accrued expenses or accounts payable	0	32	4	4
IPO
Supplemental disclosure of noncash investing and financing activities:
Conversion of convertible notes into stock	0	58,179
Conversion of Series C preferred stock into common stock upon initial public offering	0	35,754	35,754	0
Net exercise of warrants upon initial public offering	0	13,509	$ 13,509	$ 0
Non-IPO Related Stock Transactions
Supplemental disclosure of noncash investing and financing activities:
Conversion of convertible notes into stock	$ 0	$ 460